Segment Reporting - Revenues and Percentage of Consolidated Revenues (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue, Major Customer [Line Items]
Revenues	$ 930,739	$ 901,227	$ 840,982
Petrobras Transporte S.A [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenues	228,900	259,300	211,800
Petrobras Transporte S.A [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated revenue	25.00%	28.00%	24.00%
Statoil ASA [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenues	183,000	198,000	206,000
Statoil ASA [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated revenue	20.00%	21.00%	24.00%
Talisman Energy Inc [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenues	$ 122,100	$ 123,000	$ 113,100
Talisman Energy Inc [Member] | Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Percentage of consolidated revenue	13.00%	13.00%	13.00%